American Century Investments®
Quarterly Portfolio Holdings
Avantis® Core Fixed Income ETF (AVIG)
November 30, 2023

Avantis Core Fixed Income ETF - Schedule of Investments
NOVEMBER 30, 2023 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
CORPORATE BONDS — 62.5%
Aerospace and Defense — 1.9%
Boeing Co., 2.20%, 2/4/26	750,000	701,325
Boeing Co., 2.80%, 3/1/27	25,000	23,088
Boeing Co., 5.04%, 5/1/27	670,000	665,897
Boeing Co., 5.15%, 5/1/30	1,665,000	1,650,351
Boeing Co., 3.60%, 5/1/34	200,000	169,827
General Dynamics Corp., 3.75%, 5/15/28	13,000	12,462
General Dynamics Corp., 3.625%, 4/1/30	155,000	143,898
General Dynamics Corp., 4.25%, 4/1/40	1,320,000	1,160,817
Huntington Ingalls Industries, Inc., 3.48%, 12/1/27	1,174,000	1,093,417
Lockheed Martin Corp., 3.55%, 1/15/26	338,000	329,696
Lockheed Martin Corp., 5.10%, 11/15/27	200,000	202,964
Lockheed Martin Corp., 3.90%, 6/15/32(1)	488,000	451,361
Lockheed Martin Corp., 5.25%, 1/15/33	2,550,000	2,604,982
Lockheed Martin Corp., 4.75%, 2/15/34	50,000	48,769
Lockheed Martin Corp., 4.50%, 5/15/36	1,290,000	1,211,355
Northrop Grumman Corp., 2.93%, 1/15/25	170,000	165,300
Precision Castparts Corp., 3.25%, 6/15/25	451,000	438,684
RTX Corp., 3.50%, 3/15/27	215,000	203,791
RTX Corp., 6.05%, 6/1/36	175,000	180,886
Textron, Inc., 3.65%, 3/15/27	61,000	57,789
Textron, Inc., 2.45%, 3/15/31	489,000	401,098
		11,917,757
Air Freight and Logistics — 0.4%
United Parcel Service, Inc., 3.40%, 3/15/29	1,860,000	1,747,757
United Parcel Service, Inc., 6.20%, 1/15/38	260,000	284,439
United Parcel Service, Inc., 4.875%, 11/15/40	710,000	674,855
		2,707,051
Automobile Components — 0.1%
BorgWarner, Inc., 2.65%, 7/1/27	960,000	872,287
Automobiles — 0.8%
American Honda Finance Corp., 1.00%, 9/10/25	100,000	92,999
American Honda Finance Corp., 1.30%, 9/9/26	300,000	271,371
American Honda Finance Corp., 2.35%, 1/8/27	802,000	740,465
American Honda Finance Corp., 2.00%, 3/24/28	250,000	220,341
American Honda Finance Corp., 5.125%, 7/7/28	180,000	180,699
General Motors Co., 4.20%, 10/1/27	322,000	307,758
General Motors Financial Co., Inc., 5.10%, 1/17/24	44,000	43,945
General Motors Financial Co., Inc., 3.95%, 4/13/24	150,000	148,830
General Motors Financial Co., Inc., 4.00%, 10/6/26	200,000	190,866
General Motors Financial Co., Inc., 2.35%, 1/8/31	90,000	71,701
General Motors Financial Co., Inc., 6.40%, 1/9/33(1)	100,000	102,696
Toyota Motor Corp., 2.36%, 3/25/31	71,000	59,995
Toyota Motor Credit Corp., 3.95%, 6/30/25	450,000	441,677
Toyota Motor Credit Corp., 3.05%, 3/22/27	465,000	438,064
Toyota Motor Credit Corp., 1.90%, 4/6/28	200,000	176,757
Toyota Motor Credit Corp., 2.15%, 2/13/30	150,000	127,942
Toyota Motor Credit Corp., 3.375%, 4/1/30	630,000	573,894

Toyota Motor Credit Corp., 1.65%, 1/10/31	1,011,000	806,603
		4,996,603
Banks — 8.5%
Asian Development Bank, 2.625%, 1/30/24	1,411,000	1,404,656
Asian Development Bank, 4.125%, 9/27/24	535,000	529,963
Asian Development Bank, 0.625%, 10/8/24	462,000	444,398
Asian Development Bank, 1.00%, 4/14/26	220,000	202,173
Asian Development Bank, 2.375%, 8/10/27	90,000	83,715
Asian Development Bank, 3.125%, 4/27/32	170,000	153,533
Asian Infrastructure Investment Bank, 2.25%, 5/16/24	1,450,000	1,428,987
Asian Infrastructure Investment Bank, 0.50%, 5/28/25	1,474,000	1,378,456
Asian Infrastructure Investment Bank, 0.50%, 1/27/26	185,000	168,896
Asian Infrastructure Investment Bank, 3.75%, 9/14/27	885,000	860,102
Asian Infrastructure Investment Bank, 4.00%, 1/18/28(1)	910,000	889,610
Australia & New Zealand Banking Group Ltd., 5.09%, 12/8/25	1,750,000	1,745,717
Bank of America Corp., 5.875%, 2/7/42	1,325,000	1,362,038
Bank of Montreal, 5.20%, 12/12/24	200,000	199,100
Bank of Montreal, 5.20%, 2/1/28	70,000	69,773
Bank of Montreal, Series E, 3.30%, 2/5/24	735,000	731,702
Bank of Montreal, Series H, 4.25%, 9/14/24	140,000	138,512
Bank of Nova Scotia, 3.40%, 2/11/24	163,000	162,252
Bank of Nova Scotia, 5.25%, 12/6/24	55,000	54,823
Bank of Nova Scotia, 2.20%, 2/3/25	200,000	192,536
Bank of Nova Scotia, 2.70%, 8/3/26	450,000	420,428
Bank of Nova Scotia, 2.15%, 8/1/31	600,000	475,577
Canadian Imperial Bank of Commerce, 3.10%, 4/2/24	465,000	461,102
Canadian Imperial Bank of Commerce, 3.60%, 4/7/32(1)	300,000	263,128
Citigroup, Inc., 3.20%, 10/21/26	2,400,000	2,261,780
Commonwealth Bank of Australia, 5.08%, 1/10/25	1,400,000	1,397,936
Cooperatieve Rabobank UA, 5.25%, 5/24/41	175,000	173,955
Council Of Europe Development Bank, 2.50%, 2/27/24	1,371,000	1,361,562
Council Of Europe Development Bank, 3.00%, 6/16/25	20,000	19,400
Council Of Europe Development Bank, 0.875%, 9/22/26	319,000	287,820
Discover Bank, 4.65%, 9/13/28	600,000	546,852
European Bank for Reconstruction & Development, 0.50%, 5/19/25	415,000	388,593
European Bank for Reconstruction & Development, 0.50%, 1/28/26	100,000	91,409
European Investment Bank, 2.625%, 3/15/24	130,000	128,987
European Investment Bank, 2.25%, 6/24/24	406,000	399,046
European Investment Bank, 1.625%, 3/14/25	820,000	785,799
European Investment Bank, 0.75%, 9/23/30	300,000	236,023
European Investment Bank, 4.875%, 2/15/36	411,000	421,384
Export Development Canada, 2.625%, 2/21/24	1,300,000	1,291,839
Export Development Canada, 3.875%, 2/14/28	1,300,000	1,269,907
Inter-American Development Bank, 3.25%, 7/1/24	220,000	217,284
Inter-American Development Bank, 0.625%, 7/15/25	1,328,000	1,239,948
Inter-American Development Bank, 3.125%, 9/18/28	518,000	488,320
International Bank for Reconstruction & Development, 2.50%, 3/19/24	900,000	892,308
International Bank for Reconstruction & Development, 2.50%, 7/29/25	171,000	164,530
International Bank for Reconstruction & Development, 0.50%, 10/28/25	333,000	307,142
International Bank for Reconstruction & Development, 0.75%, 11/24/27	1,190,000	1,029,902
International Bank for Reconstruction & Development, 0.875%, 5/14/30	1,074,000	857,244
International Finance Corp., 0.75%, 10/8/26	445,000	400,261
JPMorgan Chase & Co., 3.125%, 1/23/25	100,000	97,472
JPMorgan Chase & Co., 5.50%, 10/15/40	2,144,000	2,140,736

Kreditanstalt fuer Wiederaufbau, 0.25%, 3/8/24	300,000	295,969
Kreditanstalt fuer Wiederaufbau, 1.25%, 1/31/25	250,000	239,270
Kreditanstalt fuer Wiederaufbau, 2.00%, 5/2/25	850,000	815,492
Landwirtschaftliche Rentenbank, 2.00%, 1/13/25	450,000	434,694
Landwirtschaftliche Rentenbank, 0.50%, 5/27/25	1,016,000	950,598
Landwirtschaftliche Rentenbank, 0.875%, 3/30/26	395,000	362,277
Lloyds Banking Group PLC, 4.55%, 8/16/28	60,000	57,343
Mitsubishi UFJ Financial Group, Inc., 3.74%, 3/7/29	85,000	79,213
Mitsubishi UFJ Financial Group, Inc., 2.05%, 7/17/30	120,000	97,445
National Australia Bank Ltd., 5.13%, 11/22/24	1,100,000	1,096,940
Oesterreichische Kontrollbank AG, 1.50%, 2/12/25	800,000	766,184
PNC Financial Services Group, Inc., 3.15%, 5/19/27	1,350,000	1,259,439
Royal Bank of Canada, 5.66%, 10/25/24	850,000	850,658
Royal Bank of Canada, 4.90%, 1/12/28(1)	325,000	321,799
Royal Bank of Canada, 5.00%, 2/1/33	80,000	77,100
Royal Bank of Canada, 5.00%, 5/2/33(1)	240,000	230,977
Santander Holdings USA, Inc., 4.50%, 7/17/25	200,000	195,194
Sumitomo Mitsui Financial Group, Inc., 1.40%, 9/17/26	150,000	134,600
Sumitomo Mitsui Financial Group, Inc., 3.45%, 1/11/27	175,000	165,486
Sumitomo Mitsui Financial Group, Inc., 3.36%, 7/12/27	210,000	196,344
Sumitomo Mitsui Financial Group, Inc., 2.13%, 7/8/30	50,000	40,671
Toronto-Dominion Bank, 0.75%, 1/6/26	672,000	611,666
Toronto-Dominion Bank, 4.11%, 6/8/27	2,547,000	2,451,023
US Bancorp, 3.95%, 11/17/25	640,000	622,316
US Bancorp, 3.90%, 4/26/28	725,000	684,197
US Bancorp, 1.375%, 7/22/30	1,000,000	766,757
Wells Fargo & Co., 3.55%, 9/29/25	1,087,000	1,050,917
Wells Fargo & Co., 3.00%, 10/23/26	1,419,000	1,329,385
Wells Fargo & Co., 4.15%, 1/24/29	300,000	284,169
Westpac Banking Corp., 2.70%, 8/19/26	300,000	282,840
Westpac Banking Corp., 3.35%, 3/8/27	2,140,000	2,031,207
Westpac Banking Corp., 5.46%, 11/18/27	850,000	861,882
Westpac Banking Corp., 2.15%, 6/3/31	160,000	130,500
		52,493,168
Beverages — 1.5%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36	1,810,000	1,725,997
Anheuser-Busch InBev Worldwide, Inc., 4.00%, 4/13/28	321,000	311,039
Anheuser-Busch InBev Worldwide, Inc., 4.90%, 1/23/31	225,000	227,215
Anheuser-Busch InBev Worldwide, Inc., 8.20%, 1/15/39	322,000	408,501
Anheuser-Busch InBev Worldwide, Inc., 5.45%, 1/23/39	350,000	351,327
Anheuser-Busch InBev Worldwide, Inc., 4.35%, 6/1/40	625,000	554,218
Brown-Forman Corp., 4.75%, 4/15/33	1,500,000	1,477,424
Coca-Cola Co., 3.45%, 3/25/30	729,000	680,740
Coca-Cola Co., 1.375%, 3/15/31	973,000	777,218
Keurig Dr Pepper, Inc., 2.55%, 9/15/26	60,000	55,893
Keurig Dr Pepper, Inc., 3.20%, 5/1/30	619,000	549,032
Molson Coors Beverage Co., 3.00%, 7/15/26	1,328,000	1,258,495
PepsiCo, Inc., 1.625%, 5/1/30	792,000	655,284
PepsiCo, Inc., 1.95%, 10/21/31	185,000	150,915
		9,183,298
Biotechnology — 0.5%
AbbVie, Inc., 2.60%, 11/21/24	200,000	194,459
AbbVie, Inc., 3.20%, 11/21/29	347,000	315,161
AbbVie, Inc., 4.50%, 5/14/35	2,538,000	2,387,412

Amgen, Inc., 5.25%, 3/2/25	130,000	129,546
Amgen, Inc., 2.80%, 8/15/41	55,000	37,912
Gilead Sciences, Inc., 4.60%, 9/1/35	15,000	14,177
Gilead Sciences, Inc., 5.65%, 12/1/41	175,000	176,884
		3,255,551
Broadline Retail — 0.3%
Amazon.com, Inc., 5.20%, 12/3/25	750,000	753,882
Amazon.com, Inc., 1.20%, 6/3/27	600,000	532,739
Amazon.com, Inc., 4.55%, 12/1/27	40,000	39,960
Amazon.com, Inc., 4.70%, 12/1/32	370,000	368,874
eBay, Inc., 6.30%, 11/22/32	65,000	68,766
		1,764,221
Capital Markets — 2.4%
Ameriprise Financial, Inc., 3.70%, 10/15/24	475,000	467,179
Ameriprise Financial, Inc., 5.15%, 5/15/33	200,000	195,826
Bank of New York Mellon Corp., 1.05%, 10/15/26	305,000	271,856
Bank of New York Mellon Corp., 3.85%, 4/28/28	2,070,000	1,978,661
Bank of New York Mellon Corp., 3.85%, 4/26/29	625,000	588,000
BlackRock, Inc., 3.25%, 4/30/29	1,100,000	1,026,625
Brookfield Finance, Inc., 3.90%, 1/25/28	850,000	799,387
Cboe Global Markets, Inc., 3.00%, 3/16/32	175,000	148,780
Charles Schwab Corp., 3.20%, 3/2/27	800,000	747,227
Charles Schwab Corp., 4.00%, 2/1/29	550,000	516,161
Franklin Resources, Inc., 1.60%, 10/30/30	849,000	659,801
Goldman Sachs Group, Inc., 5.70%, 11/1/24	140,000	139,951
Goldman Sachs Group, Inc., 3.50%, 1/23/25	50,000	48,770
Goldman Sachs Group, Inc., 3.50%, 4/1/25	750,000	728,534
Goldman Sachs Group, Inc., 3.85%, 1/26/27	1,950,000	1,873,064
Goldman Sachs Group, Inc., 3.80%, 3/15/30	365,000	330,966
Intercontinental Exchange, Inc., 4.00%, 9/15/27	212,000	204,735
Intercontinental Exchange, Inc., 4.35%, 6/15/29	135,000	130,235
Intercontinental Exchange, Inc., 4.60%, 3/15/33	200,000	191,030
Morgan Stanley, 3.70%, 10/23/24	400,000	393,226
Morgan Stanley, 3.625%, 1/20/27	125,000	119,446
Morgan Stanley, 7.25%, 4/1/32	2,750,000	3,133,517
Nasdaq, Inc., 5.55%, 2/15/34	100,000	99,990
		14,792,967
Chemicals — 2.4%
CF Industries, Inc., 5.15%, 3/15/34	2,435,000	2,307,386
Dow Chemical Co., 4.80%, 11/30/28	1,438,000	1,430,022
DuPont de Nemours, Inc., 5.32%, 11/15/38	2,524,000	2,457,706
Eastman Chemical Co., 3.80%, 3/15/25	2,007,000	1,955,863
LYB International Finance III LLC, 5.625%, 5/15/33(1)	850,000	850,032
Mosaic Co., 4.05%, 11/15/27	25,000	24,027
Mosaic Co., 5.45%, 11/15/33	1,985,000	1,935,211
Nutrien Ltd., 2.95%, 5/13/30	651,000	563,313
RPM International, Inc., 4.55%, 3/1/29	1,108,000	1,057,001
Westlake Corp., 3.60%, 8/15/26	570,000	543,558
Westlake Corp., 3.375%, 6/15/30	2,021,000	1,754,439
		14,878,558
Commercial Services and Supplies — 0.2%
Cintas Corp. No. 2, 3.45%, 5/1/25	1,100,000	1,072,176
Waste Management, Inc., 1.15%, 3/15/28	50,000	42,986
Waste Management, Inc., 4.625%, 2/15/30	65,000	63,769

Waste Management, Inc., 4.15%, 4/15/32	20,000	18,827
		1,197,758
Construction and Engineering — 0.1%
Quanta Services, Inc., 2.90%, 10/1/30	1,060,000	893,189
Construction Materials†
Martin Marietta Materials, Inc., 3.50%, 12/15/27	270,000	252,754
Consumer Finance — 0.4%
American Express Co., 3.00%, 10/30/24	495,000	483,617
American Express Co., 3.95%, 8/1/25	650,000	634,865
American Express Co., 1.65%, 11/4/26	125,000	113,330
American Express Co., 4.05%, 5/3/29	320,000	307,011
Capital One Financial Corp., 3.80%, 1/31/28	1,000,000	920,699
Discover Financial Services, 6.70%, 11/29/32	30,000	29,794
		2,489,316
Consumer Staples Distribution & Retail — 1.5%
Dollar General Corp., 4.125%, 5/1/28	600,000	572,974
Dollar Tree, Inc., 4.20%, 5/15/28	2,614,000	2,487,701
Target Corp., 3.375%, 4/15/29	50,000	46,999
Target Corp., 2.65%, 9/15/30	1,000,000	868,180
Target Corp., 4.50%, 9/15/32(1)	500,000	484,193
Target Corp., 6.50%, 10/15/37	2,660,000	3,005,139
Walmart, Inc., 2.85%, 7/8/24	500,000	492,683
Walmart, Inc., 3.55%, 6/26/25	547,000	535,588
Walmart, Inc., 4.15%, 9/9/32	160,000	154,669
Walmart, Inc., 4.10%, 4/15/33(1)	345,000	328,346
		8,976,472
Containers and Packaging — 0.3%
Sonoco Products Co., 2.85%, 2/1/32	494,000	403,143
WRKCo, Inc., 3.375%, 9/15/27	68,000	62,988
WRKCo, Inc., 4.90%, 3/15/29	1,408,000	1,380,465
		1,846,596
Diversified Consumer Services — 0.1%
Novant Health, Inc., 2.64%, 11/1/36	550,000	400,959
Diversified REITs — 0.6%
Boston Properties LP, 3.65%, 2/1/26	250,000	236,101
Boston Properties LP, 2.55%, 4/1/32	60,000	44,342
Essex Portfolio LP, 3.875%, 5/1/24	85,000	84,159
Invitation Homes Operating Partnership LP, 2.70%, 1/15/34	205,000	154,076
Prologis LP, 2.25%, 4/15/30	1,460,000	1,219,990
Simon Property Group LP, 5.50%, 3/8/33	250,000	247,696
Simon Property Group LP, 4.75%, 3/15/42	1,680,000	1,417,656
Ventas Realty LP, 3.50%, 2/1/25	415,000	402,515
		3,806,535
Diversified Telecommunication Services — 0.9%
AT&T, Inc., 2.25%, 2/1/32	200,000	158,576
Deutsche Telekom International Finance BV, 8.75%, 6/15/30	2,300,000	2,716,120
Sprint Capital Corp., 6.875%, 11/15/28	445,000	470,933
Sprint Capital Corp., 8.75%, 3/15/32	55,000	65,777
Verizon Communications, Inc., 3.15%, 3/22/30	65,000	57,689
Verizon Communications, Inc., 2.55%, 3/21/31	672,000	558,276
Verizon Communications, Inc., 5.05%, 5/9/33	100,000	98,446
Verizon Communications, Inc., 4.50%, 8/10/33	242,000	226,370
Verizon Communications, Inc., 4.40%, 11/1/34	1,370,000	1,259,727
		5,611,914

Electric Utilities — 4.0%
AEP Texas, Inc., 4.70%, 5/15/32	40,000	37,433
American Electric Power Co., Inc., 5.95%, 11/1/32	1,100,000	1,125,963
Berkshire Hathaway Energy Co., 3.25%, 4/15/28	100,000	92,355
Berkshire Hathaway Energy Co., 5.95%, 5/15/37	140,000	141,844
CenterPoint Energy Houston Electric LLC, 6.95%, 3/15/33	1,731,000	1,928,320
Commonwealth Edison Co., 5.90%, 3/15/36	2,600,000	2,692,575
DTE Electric Co., 2.25%, 3/1/30	1,074,000	906,835
DTE Electric Co., Series C, 2.625%, 3/1/31	661,000	558,792
Duke Energy Carolinas LLC, Series A, 6.00%, 12/1/28	1,531,000	1,584,893
Duke Energy Florida LLC, 3.80%, 7/15/28	290,000	275,881
Duke Energy Ohio, Inc., 2.125%, 6/1/30	210,000	173,194
Enel Americas SA, 4.00%, 10/25/26	85,000	81,487
Entergy Arkansas LLC, 4.00%, 6/1/28	623,000	594,249
Entergy Louisiana LLC, 2.40%, 10/1/26	686,000	632,642
Entergy Louisiana LLC, 3.05%, 6/1/31	302,000	256,158
Exelon Corp., 4.95%, 6/15/35	125,000	115,294
MidAmerican Energy Co., 6.75%, 12/30/31	1,150,000	1,266,391
National Grid USA, 5.80%, 4/1/35	100,000	97,322
Nevada Power Co., series N, 6.65%, 4/1/36	325,000	343,539
NextEra Energy Capital Holdings, Inc., 6.05%, 3/1/25	990,000	993,979
NextEra Energy Capital Holdings, Inc., 2.25%, 6/1/30	2,100,000	1,732,824
Northern States Power Co., 6.25%, 6/1/36	2,220,000	2,355,096
PacifiCorp, 2.70%, 9/15/30	340,000	277,941
PPL Electric Utilities Corp., 5.00%, 5/15/33	513,000	502,306
PPL Electric Utilities Corp., 6.25%, 5/15/39	1,703,000	1,820,196
Puget Energy, Inc., 2.38%, 6/15/28	750,000	651,908
Puget Energy, Inc., 4.10%, 6/15/30	307,000	274,309
Southern California Edison Co., 6.05%, 3/15/39	230,000	231,674
Southern Co., 5.70%, 10/15/32	30,000	30,456
Southern Co., 5.70%, 3/15/34	100,000	101,938
Union Electric Co., 2.95%, 3/15/30	2,172,000	1,905,412
Virginia Electric & Power Co., Series A, 3.50%, 3/15/27	13,000	12,355
Virginia Electric & Power Co., Series B, 6.00%, 1/15/36	480,000	491,002
Wisconsin Power & Light Co., 3.00%, 7/1/29	422,000	379,661
Xcel Energy, Inc., 3.30%, 6/1/25	160,000	154,584
Xcel Energy, Inc., 5.45%, 8/15/33	250,000	247,678
		25,068,486
Electronic Equipment, Instruments and Components — 0.4%
Flex Ltd., 3.75%, 2/1/26	100,000	95,669
Jabil, Inc., 3.00%, 1/15/31	400,000	336,299
Trimble, Inc., 4.90%, 6/15/28	500,000	487,102
Tyco Electronics Group SA, 3.125%, 8/15/27	1,423,000	1,331,856
		2,250,926
Energy Equipment and Services — 0.1%
Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc., 3.34%, 12/15/27	317,000	297,346
Halliburton Co., 7.45%, 9/15/39	10,000	11,809
Schlumberger Investment SA, 2.65%, 6/26/30	477,000	415,554
		724,709
Entertainment — 0.1%
Netflix, Inc., 4.875%, 4/15/28	520,000	515,759
TWDC Enterprises 18 Corp., Series B, 7.00%, 3/1/32	300,000	338,254
		854,013
Financial Services — 0.8%
Corebridge Financial, Inc., 3.90%, 4/5/32	100,000	87,609

Equitable Holdings, Inc., 4.35%, 4/20/28	400,000	380,323
Equitable Holdings, Inc., 5.59%, 1/11/33	225,000	221,249
Fidelity National Information Services, Inc., 1.15%, 3/1/26	250,000	228,378
Fidelity National Information Services, Inc., 2.25%, 3/1/31(1)	588,000	477,071
Fidelity National Information Services, Inc., 5.10%, 7/15/32	235,000	231,813
Fiserv, Inc., 4.20%, 10/1/28	50,000	47,803
Global Payments, Inc., 2.90%, 5/15/30	60,000	51,121
Mastercard, Inc., 3.35%, 3/26/30	200,000	184,796
National Rural Utilities Cooperative Finance Corp., 3.40%, 2/7/28	350,000	326,980
National Rural Utilities Cooperative Finance Corp., 4.80%, 3/15/28	300,000	297,136
National Rural Utilities Cooperative Finance Corp., 3.70%, 3/15/29	272,000	251,968
National Rural Utilities Cooperative Finance Corp., 5.80%, 1/15/33	2,300,000	2,346,368
		5,132,615
Food Products — 1.8%
Archer-Daniels-Midland Co., 3.25%, 3/27/30	2,383,000	2,161,648
Archer-Daniels-Midland Co., 4.50%, 8/15/33	1,050,000	1,003,901
Bunge Ltd. Finance Corp., 3.25%, 8/15/26	220,000	208,895
Campbell Soup Co., 4.15%, 3/15/28	659,000	633,753
Conagra Brands, Inc., 5.30%, 11/1/38	2,345,000	2,135,348
General Mills, Inc., 4.20%, 4/17/28	719,000	695,673
General Mills, Inc., 4.95%, 3/29/33(1)	100,000	97,219
Ingredion, Inc., 2.90%, 6/1/30	959,000	824,793
J M Smucker Co., 4.25%, 3/15/35	625,000	550,684
Kellanova, 5.25%, 3/1/33	190,000	184,984
Kraft Heinz Foods Co., 3.875%, 5/15/27	30,000	28,848
Kraft Heinz Foods Co., 5.00%, 6/4/42	1,003,000	906,350
Mondelez International, Inc., 1.50%, 2/4/31	1,321,000	1,037,726
Mondelez International, Inc., 3.00%, 3/17/32	10,000	8,532
Tyson Foods, Inc., 3.55%, 6/2/27	250,000	235,595
Tyson Foods, Inc., 4.35%, 3/1/29	240,000	227,866
		10,941,815
Gas Utilities — 0.1%
Southern California Gas Co., 2.55%, 2/1/30	518,000	441,480
Ground Transportation — 1.1%
Burlington Northern Santa Fe LLC, 5.75%, 5/1/40	670,000	694,013
Canadian National Railway Co., 3.85%, 8/5/32	735,000	671,617
Canadian National Railway Co., 6.25%, 8/1/34	1,348,000	1,453,817
CSX Corp., 4.10%, 11/15/32	800,000	744,906
Norfolk Southern Corp., 3.15%, 6/1/27	125,000	117,531
Norfolk Southern Corp., 3.80%, 8/1/28	253,000	240,128
Ryder System, Inc., 5.65%, 3/1/28	610,000	616,426
Union Pacific Corp., 3.25%, 1/15/25	750,000	733,022
Union Pacific Corp., 3.70%, 3/1/29	1,110,000	1,055,229
Union Pacific Corp., 4.50%, 1/20/33	465,000	448,002
		6,774,691
Health Care Equipment and Supplies — 0.8%
Becton Dickinson & Co., 3.70%, 6/6/27	227,000	216,165
DH Europe Finance II Sarl, 2.20%, 11/15/24	1,750,000	1,696,225
DH Europe Finance II Sarl, 3.25%, 11/15/39	90,000	69,707
Edwards Lifesciences Corp., 4.30%, 6/15/28	1,883,000	1,805,751
GE HealthCare Technologies, Inc., 5.55%, 11/15/24	157,000	156,650
GE HealthCare Technologies, Inc., 5.86%, 3/15/30	485,000	494,414
Medtronic, Inc., 4.375%, 3/15/35	280,000	262,767
Smith & Nephew PLC, 2.03%, 10/14/30	448,000	355,263
		5,056,942

Health Care Providers and Services — 2.4%
Aetna, Inc., 6.75%, 12/15/37	1,565,000	1,674,547
Cencora, Inc., 2.70%, 3/15/31	100,000	83,998
Cigna Group, 5.40%, 3/15/33	400,000	399,592
Cigna Group, 4.80%, 8/15/38	1,325,000	1,223,472
CVS Health Corp., 2.875%, 6/1/26	25,000	23,640
CVS Health Corp., 5.125%, 2/21/30	135,000	133,111
CVS Health Corp., 5.25%, 2/21/33	1,100,000	1,081,801
CVS Health Corp., 5.30%, 6/1/33	200,000	196,886
Elevance Health, Inc., 3.35%, 12/1/24	320,000	312,690
Elevance Health, Inc., 5.35%, 10/15/25	100,000	99,957
HCA, Inc., 5.375%, 2/1/25	270,000	268,493
HCA, Inc., 5.25%, 6/15/26	900,000	892,453
HCA, Inc., 5.375%, 9/1/26	20,000	19,906
HCA, Inc., 4.50%, 2/15/27	755,000	732,490
HCA, Inc., 5.625%, 9/1/28	201,000	201,629
HCA, Inc., 4.125%, 6/15/29	1,416,000	1,313,958
Humana, Inc., 3.95%, 3/15/27	300,000	288,780
Humana, Inc., 4.875%, 4/1/30	400,000	390,132
Humana, Inc., 2.15%, 2/3/32	485,000	381,203
Humana, Inc., 5.875%, 3/1/33	540,000	553,536
UnitedHealth Group, Inc., 5.25%, 2/15/28	1,075,000	1,096,592
UnitedHealth Group, Inc., 6.50%, 6/15/37	2,320,000	2,585,833
UnitedHealth Group, Inc., 6.875%, 2/15/38	990,000	1,151,503
		15,106,202
Health Care REITs — 0.3%
Healthpeak OP LLC, 5.25%, 12/15/32	250,000	241,640
Welltower OP LLC, 4.00%, 6/1/25	675,000	657,831
Welltower OP LLC, 4.25%, 4/1/26	941,000	914,647
Welltower OP LLC, 2.70%, 2/15/27	60,000	55,382
		1,869,500
Hotels, Restaurants and Leisure — 1.1%
Expedia Group, Inc., 4.625%, 8/1/27	1,030,000	1,003,024
Expedia Group, Inc., 3.25%, 2/15/30	1,562,000	1,380,812
Hyatt Hotels Corp., 4.85%, 3/15/26	560,000	550,038
Marriott International, Inc., 3.60%, 4/15/24	195,000	193,209
Marriott International, Inc., 5.55%, 10/15/28	1,000,000	1,007,822
McDonald's Corp., 4.70%, 12/9/35	772,000	730,796
McDonald's Corp., 3.70%, 2/15/42	250,000	197,400
Starbucks Corp., 4.00%, 11/15/28	1,511,000	1,448,999
		6,512,100
Household Durables — 0.2%
Lennar Corp., 5.25%, 6/1/26	200,000	198,648
Lennar Corp., 5.00%, 6/15/27	746,000	735,167
		933,815
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp., 1.375%, 1/15/26	365,000	332,450
Industrial Conglomerates — 1.0%
3M Co., 5.70%, 3/15/37(1)	1,000,000	1,035,997
Eaton Corp., 4.15%, 3/15/33	775,000	723,787
Honeywell International, Inc., 5.00%, 2/15/33	1,275,000	1,280,252
Honeywell International, Inc., 5.70%, 3/15/37	3,140,000	3,276,406
		6,316,442
Insurance — 2.3%
Allstate Corp., 5.25%, 3/30/33	2,250,000	2,219,640

American International Group, Inc., 5.125%, 3/27/33	170,000	165,370
Aon Corp., 2.80%, 5/15/30	140,000	120,714
Aon Corp. / Aon Global Holdings PLC, 5.35%, 2/28/33	490,000	487,543
Athene Holding Ltd., 4.125%, 1/12/28	444,000	414,471
Chubb INA Holdings, Inc., 3.15%, 3/15/25	2,834,000	2,755,881
Chubb INA Holdings, Inc., 1.375%, 9/15/30	340,000	268,545
Cincinnati Financial Corp., 6.125%, 11/1/34	1,110,000	1,123,307
First American Financial Corp., 4.00%, 5/15/30	66,000	57,352
Hartford Financial Services Group, Inc., 2.80%, 8/19/29	405,000	357,015
Hartford Financial Services Group, Inc., 6.10%, 10/1/41	85,000	85,618
Marsh & McLennan Cos., Inc., 3.50%, 3/10/25	95,000	92,741
MetLife, Inc., 3.60%, 11/13/25	912,000	886,471
Principal Financial Group, Inc., 6.05%, 10/15/36	2,308,000	2,369,649
Progressive Corp., 2.45%, 1/15/27	301,000	278,657
Prudential Financial, Inc., 6.625%, 6/21/40	25,000	27,140
Prudential Financial, Inc., Series D, 5.70%, 12/14/36	425,000	440,013
Prudential Financial, Inc., Series D, 6.625%, 12/1/37	30,000	32,911
Prudential Funding Asia PLC, 3.125%, 4/14/30	1,369,000	1,189,535
Willis North America, Inc., 4.50%, 9/15/28	850,000	814,008
		14,186,581
Interactive Media and Services — 0.1%
Meta Platforms, Inc., 3.85%, 8/15/32	950,000	872,573
IT Services — 0.5%
International Business Machines Corp., 3.50%, 5/15/29	350,000	326,255
International Business Machines Corp., 1.95%, 5/15/30	1,809,000	1,502,423
International Business Machines Corp., 4.40%, 7/27/32	350,000	332,062
Leidos, Inc., 4.375%, 5/15/30	1,114,000	1,031,117
Leidos, Inc., 5.75%, 3/15/33	145,000	144,481
		3,336,338
Leisure Products — 0.1%
Hasbro, Inc., 3.50%, 9/15/27	571,000	530,735
Life Sciences Tools and Services†
Revvity, Inc., 3.30%, 9/15/29	125,000	109,919
Thermo Fisher Scientific, Inc., 2.60%, 10/1/29	115,000	101,816
		211,735
Machinery — 1.3%
Caterpillar, Inc., 5.20%, 5/27/41(1)	970,000	969,493
IDEX Corp., 3.00%, 5/1/30	277,000	239,144
John Deere Capital Corp., 4.75%, 1/20/28	230,000	229,077
John Deere Capital Corp., Series I, 5.15%, 9/8/33	547,000	552,397
Oshkosh Corp., 4.60%, 5/15/28	1,808,000	1,751,283
Parker-Hannifin Corp., 3.25%, 6/14/29	120,000	109,659
Parker-Hannifin Corp., 4.20%, 11/21/34	693,000	625,824
Stanley Black & Decker, Inc., 6.00%, 3/6/28(1)	2,450,000	2,510,059
Westinghouse Air Brake Technologies Corp., 3.20%, 6/15/25	1,150,000	1,104,384
		8,091,320
Media — 1.5%
Comcast Corp., 2.65%, 2/1/30	2,223,000	1,944,738
Comcast Corp., 3.40%, 4/1/30	200,000	182,337
Comcast Corp., 4.25%, 10/15/30	415,000	395,730
Comcast Corp., 5.50%, 11/15/32	165,000	169,179
Comcast Corp., 3.20%, 7/15/36	60,000	48,037
Comcast Corp., 3.90%, 3/1/38	520,000	443,142
Fox Corp., 4.71%, 1/25/29	135,000	131,624
Fox Corp., 5.48%, 1/25/39	2,140,000	1,955,875

Interpublic Group of Cos., Inc., 4.75%, 3/30/30	372,000	354,405
Interpublic Group of Cos., Inc., 5.375%, 6/15/33	200,000	194,630
Walt Disney Co., 3.35%, 3/24/25	175,000	170,815
Walt Disney Co., 6.40%, 12/15/35	2,130,000	2,347,181
Walt Disney Co., 6.65%, 11/15/37	915,000	1,027,584
		9,365,277
Metals and Mining — 0.8%
BHP Billiton Finance USA Ltd., 4.90%, 2/28/33	2,160,000	2,128,020
Kinross Gold Corp., 4.50%, 7/15/27	95,000	91,712
Newmont Corp., 2.60%, 7/15/32	60,000	49,010
Newmont Corp., 5.875%, 4/1/35	1,000,000	1,035,448
Steel Dynamics, Inc., 3.25%, 1/15/31	1,000,000	867,963
Vale Overseas Ltd., 6.125%, 6/12/33	1,000,000	991,882
		5,164,035
Multi-Utilities — 0.7%
Consolidated Edison Co. of New York, Inc., Series 2005-A, 5.30%, 3/1/35	200,000	194,149
Consumers Energy Co., 4.625%, 5/15/33	1,907,000	1,823,214
Dominion Energy, Inc., 4.25%, 6/1/28	250,000	239,034
Dominion Energy, Inc., 5.375%, 11/15/32	475,000	469,268
Dominion Energy, Inc., Series A, 3.30%, 3/15/25	100,000	97,136
NiSource, Inc., 5.25%, 3/30/28	155,000	154,912
San Diego Gas & Electric Co., 1.70%, 10/1/30	1,625,000	1,300,365
		4,278,078
Office REITs — 0.2%
Alexandria Real Estate Equities, Inc., 3.45%, 4/30/25	625,000	606,390
Alexandria Real Estate Equities, Inc., 3.375%, 8/15/31	350,000	302,339
		908,729
Oil, Gas and Consumable Fuels — 6.2%
Boardwalk Pipelines LP, 5.95%, 6/1/26	615,000	617,990
Boardwalk Pipelines LP, 4.80%, 5/3/29	1,180,000	1,128,087
BP Capital Markets America, Inc., 3.94%, 9/21/28	200,000	192,360
BP Capital Markets America, Inc., 3.63%, 4/6/30	998,000	926,376
BP Capital Markets America, Inc., 4.81%, 2/13/33	500,000	485,578
BP Capital Markets America, Inc., 4.89%, 9/11/33	1,000,000	975,953
BP Capital Markets PLC, 3.28%, 9/19/27	720,000	683,397
Burlington Resources LLC, 7.40%, 12/1/31	580,000	660,570
Canadian Natural Resources Ltd., 2.95%, 7/15/30	598,000	511,750
Canadian Natural Resources Ltd., 5.85%, 2/1/35	1,135,000	1,108,865
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/27	1,996,000	1,977,948
Chevron USA, Inc., 6.00%, 3/1/41	2,250,000	2,471,861
ConocoPhillips, 6.50%, 2/1/39	705,000	781,071
ConocoPhillips Co., 2.40%, 3/7/25	36,000	34,738
Continental Resources, Inc., 4.375%, 1/15/28	530,000	501,832
Devon Energy Corp., 5.25%, 9/15/24	775,000	770,077
Devon Energy Corp., 4.50%, 1/15/30	989,000	920,262
Devon Energy Corp., 5.60%, 7/15/41	200,000	184,416
Diamondback Energy, Inc., 3.125%, 3/24/31	210,000	180,954
Diamondback Energy, Inc., 6.25%, 3/15/33	315,000	326,304
Enbridge, Inc., 3.125%, 11/15/29	742,000	659,227
Energy Transfer LP, 2.90%, 5/15/25	50,000	48,093
Energy Transfer LP, 4.95%, 5/15/28	730,000	711,229
Energy Transfer LP, 5.25%, 4/15/29	85,000	83,532
Energy Transfer LP, 5.75%, 2/15/33	200,000	199,297
EQT Corp., 6.125%, 2/1/25	500,000	501,025
Equinor ASA, 3.70%, 3/1/24	509,000	506,821

Equinor ASA, 7.25%, 9/23/27	854,000	922,748
Equinor ASA, 3.125%, 4/6/30	289,000	263,243
Exxon Mobil Corp., 2.61%, 10/15/30	2,056,000	1,791,698
Hess Corp., 4.30%, 4/1/27	935,000	911,046
Hess Corp., 7.875%, 10/1/29	621,000	700,214
Hess Corp., 5.60%, 2/15/41	750,000	754,879
Kinder Morgan, Inc., 4.30%, 6/1/25	300,000	294,819
Kinder Morgan, Inc., 5.30%, 12/1/34	1,660,000	1,570,601
Marathon Petroleum Corp., 4.70%, 5/1/25	655,000	647,511
MPLX LP, 2.65%, 8/15/30	1,281,000	1,071,409
MPLX LP, 5.00%, 3/1/33	65,000	61,374
Phillips 66, 3.90%, 3/15/28	484,000	459,611
Pioneer Natural Resources Co., 1.90%, 8/15/30	1,823,000	1,495,789
Plains All American Pipeline LP / PAA Finance Corp., 4.50%, 12/15/26	250,000	243,023
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	100,000	99,944
Sabine Pass Liquefaction LLC, 5.00%, 3/15/27	1,090,000	1,080,203
Shell International Finance BV, 3.25%, 5/11/25	277,000	269,975
Shell International Finance BV, 2.75%, 4/6/30	2,163,000	1,920,520
Shell International Finance BV, 6.375%, 12/15/38	200,000	220,513
Targa Resources Corp., 6.125%, 3/15/33	235,000	239,068
TotalEnergies Capital International SA, 2.43%, 1/10/25	219,000	212,533
TransCanada PipeLines Ltd., 6.20%, 3/9/26	186,000	186,022
TransCanada PipeLines Ltd., 4.25%, 5/15/28	216,000	205,831
TransCanada PipeLines Ltd., 7.625%, 1/15/39	450,000	511,710
TransCanada PipeLines Ltd., 6.10%, 6/1/40	10,000	10,051
Valero Energy Corp., 6.625%, 6/15/37	973,000	1,021,563
Valero Energy Partners LP, 4.50%, 3/15/28	893,000	859,944
Williams Cos., Inc., 4.00%, 9/15/25	2,207,000	2,147,016
Williams Cos., Inc., 2.60%, 3/15/31	60,000	49,481
Williams Cos., Inc., 5.65%, 3/15/33(1)	200,000	200,765
		38,572,717
Passenger Airlines — 0.3%
Southwest Airlines Co., 5.125%, 6/15/27	1,252,000	1,238,440
Southwest Airlines Co., 2.625%, 2/10/30	677,000	572,278
		1,810,718
Personal Care Products — 0.3%
Estee Lauder Cos., Inc., 4.65%, 5/15/33	100,000	95,660
Kenvue, Inc., 4.90%, 3/22/33	595,000	590,120
Unilever Capital Corp., 3.25%, 3/7/24	245,000	243,568
Unilever Capital Corp., 5.90%, 11/15/32	1,020,000	1,088,366
		2,017,714
Pharmaceuticals — 2.3%
Astrazeneca Finance LLC, 2.25%, 5/28/31	672,000	559,625
AstraZeneca PLC, 4.00%, 1/17/29	1,099,000	1,060,928
AstraZeneca PLC, 1.375%, 8/6/30	245,000	197,257
Bristol-Myers Squibb Co., 1.45%, 11/13/30	734,000	583,235
Bristol-Myers Squibb Co., 2.95%, 3/15/32	500,000	430,835
Eli Lilly & Co., 3.375%, 3/15/29	420,000	396,601
Eli Lilly & Co., 4.70%, 2/27/33	65,000	64,505
Johnson & Johnson, 0.55%, 9/1/25	40,000	37,192
Johnson & Johnson, 2.95%, 3/3/27	41,000	38,993
Johnson & Johnson, 4.375%, 12/5/33	30,000	29,947
Johnson & Johnson, 3.625%, 3/3/37	400,000	351,465
Johnson & Johnson, 5.85%, 7/15/38	1,650,000	1,816,590

Merck & Co., Inc., 0.75%, 2/24/26	520,000	476,092
Merck & Co., Inc., 3.40%, 3/7/29	1,124,000	1,054,531
Merck & Co., Inc., 4.30%, 5/17/30	25,000	24,239
Merck & Co., Inc., 1.45%, 6/24/30	280,000	226,308
Merck & Co., Inc., 2.15%, 12/10/31	410,000	337,191
Merck & Co., Inc., 2.35%, 6/24/40	200,000	136,618
Novartis Capital Corp., 3.10%, 5/17/27	307,000	291,290
Pfizer Investment Enterprises Pte. Ltd., 4.65%, 5/19/30	1,000,000	981,484
Pfizer Investment Enterprises Pte. Ltd., 4.75%, 5/19/33	175,000	170,313
Pfizer, Inc., 7.20%, 3/15/39	375,000	447,496
Royalty Pharma PLC, 2.20%, 9/2/30	1,288,000	1,040,987
Sanofi SA, 3.625%, 6/19/28	400,000	383,308
Shire Acquisitions Investments Ireland DAC, 3.20%, 9/23/26	229,000	217,725
Wyeth LLC, 5.95%, 4/1/37	2,525,000	2,666,496
		14,021,251
Professional Services — 0.2%
Automatic Data Processing, Inc., 1.25%, 9/1/30	102,000	82,024
Verisk Analytics, Inc., 4.125%, 3/15/29	1,094,000	1,033,536
		1,115,560
Residential REITs — 0.8%
American Homes 4 Rent LP, 4.25%, 2/15/28	1,171,000	1,106,709
AvalonBay Communities, Inc., 3.20%, 1/15/28	793,000	737,028
Camden Property Trust, 2.80%, 5/15/30	1,225,000	1,055,358
UDR, Inc., 2.10%, 8/1/32	1,423,000	1,060,864
UDR, Inc., 1.90%, 3/15/33	1,200,000	870,520
		4,830,479
Retail REITs — 0.3%
Kimco Realty OP LLC, 2.80%, 10/1/26	800,000	743,771
Kimco Realty OP LLC, 1.90%, 3/1/28	572,000	490,301
Realty Income Corp., 3.65%, 1/15/28	332,000	311,062
Realty Income Corp., 3.25%, 1/15/31	350,000	304,121
Realty Income Corp., 5.625%, 10/13/32	65,000	65,508
Realty Income Corp., 2.85%, 12/15/32	90,000	72,928
		1,987,691
Semiconductors and Semiconductor Equipment — 2.2%
Applied Materials, Inc., 1.75%, 6/1/30	20,000	16,526
Broadcom, Inc., 4.11%, 9/15/28	10,000	9,559
Broadcom, Inc., 4.30%, 11/15/32	1,213,000	1,114,844
Broadcom, Inc., 2.60%, 2/15/33(2)	741,000	583,780
Broadcom, Inc., 4.93%, 5/15/37(2)	190,000	174,110
Intel Corp., 5.125%, 2/10/30	495,000	501,658
Intel Corp., 4.15%, 8/5/32	720,000	682,717
Intel Corp., 4.00%, 12/15/32	700,000	654,266
Intel Corp., 5.20%, 2/10/33(1)	1,200,000	1,217,149
KLA Corp., 4.10%, 3/15/29	160,000	155,063
KLA Corp., 4.65%, 7/15/32(1)	1,065,000	1,046,966
Lam Research Corp., 3.75%, 3/15/26	858,000	834,286
Marvell Technology, Inc., 2.95%, 4/15/31	1,049,000	879,496
Micron Technology, Inc., 4.19%, 2/15/27	1,297,000	1,248,014
Micron Technology, Inc., 6.75%, 11/1/29	450,000	472,021
Micron Technology, Inc., 4.66%, 2/15/30	480,000	455,116
Micron Technology, Inc., 5.875%, 2/9/33	100,000	100,230
NVIDIA Corp., 2.85%, 4/1/30	2,653,000	2,383,007
NXP BV / NXP Funding LLC, 5.55%, 12/1/28	504,000	505,701
NXP BV / NXP Funding LLC / NXP USA, Inc., 5.00%, 1/15/33	280,000	267,437

Texas Instruments, Inc., 3.875%, 3/15/39	327,000	285,462
Xilinx, Inc., 2.375%, 6/1/30	85,000	72,701
		13,660,109
Software — 1.0%
Autodesk, Inc., 2.85%, 1/15/30	2,243,000	1,968,639
Microsoft Corp., 3.50%, 2/12/35(1)	874,000	798,489
Microsoft Corp., 3.45%, 8/8/36	800,000	704,548
Oracle Corp., 3.25%, 11/15/27	100,000	93,274
Oracle Corp., 3.25%, 5/15/30	592,000	527,849
Oracle Corp., 2.875%, 3/25/31	1,525,000	1,305,960
Oracle Corp., 3.90%, 5/15/35	65,000	55,663
Oracle Corp., 3.85%, 7/15/36	30,000	25,072
Roper Technologies, Inc., 1.40%, 9/15/27	135,000	118,206
VMware, Inc., 1.80%, 8/15/28	146,000	125,260
VMware, Inc., 4.70%, 5/15/30	752,000	716,794
		6,439,754
Specialized REITs — 1.2%
American Tower Corp., 2.75%, 1/15/27	350,000	322,305
American Tower Corp., 3.60%, 1/15/28	210,000	195,410
American Tower Corp., 2.90%, 1/15/30	1,246,000	1,071,168
American Tower Corp., 1.875%, 10/15/30	60,000	47,144
American Tower Corp., 5.65%, 3/15/33	160,000	159,530
American Tower Corp., 5.55%, 7/15/33	671,000	663,988
Crown Castle, Inc., 2.10%, 4/1/31	2,020,000	1,588,048
Crown Castle, Inc., 5.10%, 5/1/33	110,000	105,249
Equinix, Inc., 1.25%, 7/15/25	252,000	234,792
Equinix, Inc., 1.00%, 9/15/25	50,000	46,098
Equinix, Inc., 2.90%, 11/18/26	175,000	163,341
Equinix, Inc., 2.00%, 5/15/28	592,000	512,823
Equinix, Inc., 3.90%, 4/15/32	935,000	829,482
Public Storage Operating Co., 1.85%, 5/1/28	1,984,000	1,729,908
		7,669,286
Specialty Retail — 0.7%
AutoNation, Inc., 3.80%, 11/15/27	116,000	106,342
Home Depot, Inc., 2.125%, 9/15/26	295,000	274,378
Home Depot, Inc., 2.95%, 6/15/29	2,223,000	2,035,675
Home Depot, Inc., 5.95%, 4/1/41	460,000	485,472
Lowe's Cos., Inc., 3.10%, 5/3/27	250,000	235,560
Lowe's Cos., Inc., 3.75%, 4/1/32	120,000	107,428
Lowe's Cos., Inc., 5.00%, 4/15/33(1)	60,000	58,721
Lowe's Cos., Inc., 5.50%, 10/15/35	300,000	300,886
O'Reilly Automotive, Inc., 4.35%, 6/1/28(1)	775,000	753,993
		4,358,455
Technology Hardware, Storage and Peripherals — 1.1%
Apple, Inc., 3.25%, 2/23/26	598,000	578,765
Apple, Inc., 3.20%, 5/11/27	614,000	586,355
Apple, Inc., 3.00%, 6/20/27	150,000	142,145
Apple, Inc., 3.00%, 11/13/27	500,000	472,855
Apple, Inc., 3.25%, 8/8/29	130,000	121,453
Apple, Inc., 2.20%, 9/11/29	627,000	552,133
Apple, Inc., 4.30%, 5/10/33(1)	350,000	345,524
Dell International LLC / EMC Corp., 5.85%, 7/15/25	100,000	100,455
Dell International LLC / EMC Corp., 5.75%, 2/1/33(1)	1,750,000	1,774,070
Hewlett Packard Enterprise Co., 6.20%, 10/15/35	1,444,000	1,523,054
HP, Inc., 4.75%, 1/15/28	50,000	49,148

HP, Inc., 5.50%, 1/15/33(1)	280,000	278,278
		6,524,235
Textiles, Apparel and Luxury Goods — 0.4%
NIKE, Inc., 2.85%, 3/27/30	2,827,000	2,534,577
Trading Companies and Distributors — 0.1%
Air Lease Corp., 3.625%, 12/1/27	321,000	297,490
Transportation Infrastructure — 0.1%
FedEx Corp. Pass-Through Trust, Series 2020-1, Class AA, 1.875%, 8/20/35	999,942	814,308
Wireless Telecommunication Services — 0.6%
T-Mobile USA, Inc., 4.80%, 7/15/28(1)	165,000	162,625
T-Mobile USA, Inc., 2.55%, 2/15/31	1,307,000	1,083,848
T-Mobile USA, Inc., 2.875%, 2/15/31	20,000	16,964
T-Mobile USA, Inc., 2.25%, 11/15/31	756,000	602,903
T-Mobile USA, Inc., 3.00%, 2/15/41	120,000	84,708
Vodafone Group PLC, 6.15%, 2/27/37	1,950,000	2,014,924
		3,965,972
TOTAL CORPORATE BONDS (Cost $398,591,078)		388,218,857
U.S. TREASURY SECURITIES AND EQUIVALENTS — 24.9%
Israel Government AID Bond, 5.50%, 12/4/23	2,000,000	2,000,000
U.S. Treasury Bonds, 1.125%, 5/15/40	7,718,000	4,579,095
U.S. Treasury Bonds, 1.125%, 8/15/40	11,036,800	6,490,802
U.S. Treasury Bonds, 1.875%, 2/15/41	4,767,600	3,175,762
U.S. Treasury Bonds, 2.25%, 5/15/41	8,235,200	5,826,243
U.S. Treasury Bonds, 2.00%, 11/15/41	10,365,200	6,947,721
U.S. Treasury Bonds, 2.75%, 8/15/42	10,250,000	7,742,353
U.S. Treasury Bonds, 3.125%, 2/15/43	4,350,000	3,469,295
U.S. Treasury Bonds, 2.875%, 5/15/43	12,800,000	9,784,000
U.S. Treasury Bonds, 3.625%, 8/15/43	10,100,000	8,674,953
U.S. Treasury Bonds, 2.50%, 2/15/45	5,000,000	3,508,887
U.S. Treasury Notes, 0.75%, 12/31/23	6,450,000	6,425,420
U.S. Treasury Notes, 0.125%, 1/15/24	5,000,000	4,968,058
U.S. Treasury Notes, 0.875%, 1/31/24	11,050,000	10,967,627
U.S. Treasury Notes, 0.125%, 2/15/24	7,475,000	7,395,654
U.S. Treasury Notes, 2.125%, 2/29/24	6,350,000	6,298,980
U.S. Treasury Notes, 0.375%, 4/15/24	6,309,400	6,196,141
U.S. Treasury Notes, 2.50%, 4/30/24	10,392,000	10,269,210
U.S. Treasury Notes, 2.50%, 5/15/24	8,950,000	8,837,273
U.S. Treasury Notes, 2.50%, 5/31/24	4,000,000	3,944,002
U.S. Treasury Notes, 1.50%, 11/30/24	4,473,200	4,312,653
U.S. Treasury Notes, 2.25%, 12/31/24	3,500,000	3,394,180
U.S. Treasury Notes, 1.375%, 1/31/25(3)	3,928,200	3,763,860
U.S. Treasury Notes, 2.75%, 2/28/25	3,768,800	3,665,305
U.S. Treasury Notes, 0.375%, 4/30/25	2,667,600	2,501,500
U.S. Treasury Notes, 2.75%, 8/31/25	1,200,000	1,159,078
U.S. Treasury Notes, 1.125%, 2/29/28	2,000,000	1,751,055
U.S. Treasury Notes, 1.375%, 10/31/28	2,200,000	1,913,656
U.S. Treasury Notes, 2.625%, 2/15/29	2,000,000	1,839,844
U.S. Treasury Notes, 3.875%, 11/30/29	2,500,000	2,434,668
TOTAL U.S. TREASURY SECURITIES AND EQUIVALENTS (Cost $160,207,157)		154,237,275
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 18.3%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 18.3%
GNMA, 4.00%, TBA	11,500,000	10,594,150
GNMA, 4.00%, TBA	4,500,000	4,147,647

GNMA, 5.00%, TBA(4)	10,000,000	9,714,714
GNMA, 5.50%, TBA(4)	7,500,000	7,444,802
GNMA, 5.50%, TBA	6,000,000	5,956,779
GNMA, 6.00%, TBA	500,000	503,661
UMBS, 2.00%, TBA(4)	3,000,000	2,620,664
UMBS, 2.00%, TBA	2,000,000	1,748,984
UMBS, 3.00%, TBA(4)	9,000,000	7,586,839
UMBS, 3.00%, TBA	5,000,000	4,607,031
UMBS, 3.00%, TBA	4,500,000	3,798,517
UMBS, 3.00%, TBA	3,000,000	2,765,156
UMBS, 4.00%, TBA	13,500,000	12,257,315
UMBS, 4.00%, TBA	5,500,000	4,996,299
UMBS, 4.00%, TBA	3,000,000	2,884,083
UMBS, 4.00%, TBA	2,000,000	1,923,347
UMBS, 4.50%, TBA	6,500,000	6,338,958
UMBS, 5.00%, TBA(4)	10,500,000	10,104,575
UMBS, 5.00%, TBA(4)	4,000,000	3,851,706
UMBS, 5.50%, TBA(4)	9,000,000	8,868,429
UMBS, 6.00%, TBA	1,000,000	1,002,855
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $111,983,428)		113,716,511
U.S. GOVERNMENT AGENCY SECURITIES — 1.3%
Federal Farm Credit Banks Funding Corp., 3.30%, 8/15/24	512,000	503,660
Federal Farm Credit Banks Funding Corp., 4.75%, 2/21/25	800,000	794,739
FHLB, 3.375%, 12/8/23	150,000	149,932
FHLB, 5.42%, 3/6/24	550,000	549,942
FHLB, 3.00%, 3/12/27	50,000	47,688
FHLB, 3.25%, 11/16/28	620,000	590,557
FHLMC, 5.31%, 11/15/24	250,000	249,558
FHLMC, 4.00%, 11/25/24	450,000	444,747
FHLMC, 0.375%, 7/21/25	160,000	149,002
FNMA, 2.50%, 2/5/24	30,000	29,843
FNMA, 1.625%, 10/15/24	37,000	35,878
FNMA, 1.625%, 1/7/25	940,000	905,297
FNMA, 0.625%, 4/22/25	125,000	117,811
FNMA, 0.50%, 6/17/25	100,000	93,521
FNMA, 0.375%, 8/25/25	100,000	92,677
FNMA, 6.25%, 5/15/29	321,000	348,804
FNMA, 7.25%, 5/15/30	70,000	80,646
FNMA, 6.625%, 11/15/30	361,000	404,506
Tennessee Valley Authority, 0.75%, 5/15/25	545,000	512,384
Tennessee Valley Authority, Series A, 2.875%, 2/1/27	60,000	56,701
Tennessee Valley Authority, 7.125%, 5/1/30	1,106,000	1,244,935
Tennessee Valley Authority, 5.25%, 9/15/39	500,000	503,787
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $8,094,379)		7,906,615
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.3%
Japan — 0.1%
Japan Bank for International Cooperation, 1.75%, 10/17/24	1,000,000	968,489
Sweden — 0.2%
Svensk Exportkredit AB, 3.625%, 9/3/24	500,000	492,944
Svensk Exportkredit AB, 0.625%, 5/14/25	200,000	187,541
Svensk Exportkredit AB, 2.25%, 3/22/27	450,000	417,180
		1,097,665
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $2,085,065)		2,066,154

SHORT-TERM INVESTMENTS(5) — 10.8%
Money Market Funds — 1.4%
State Street Navigator Securities Lending Government Money Market Portfolio(6)	8,600,635	8,600,635
Treasury Bills(7) — 9.4%
U.S. Treasury Bills, 5.49%, 12/5/23	6,500,000	6,496,196
U.S. Treasury Bills, 5.47%, 12/12/23	7,000,000	6,988,737
U.S. Treasury Bills, 4.85%, 12/14/23	5,500,000	5,489,579
U.S. Treasury Bills, 5.48%, 12/19/23	6,500,000	6,482,861
U.S. Treasury Bills, 5.43%, 1/16/24	1,000,000	993,263
U.S. Treasury Bills, 5.53%, 1/18/24	3,000,000	2,978,983
U.S. Treasury Bills, 5.46%, 2/8/24	8,000,000	7,919,730
U.S. Treasury Bills, 5.40%, 4/25/24	6,000,000	5,874,359
U.S. Treasury Bills, 5.40%, 5/16/24	6,500,000	6,344,462
U.S. Treasury Bills, 5.46%, 5/30/24	9,000,000	8,766,095
		58,334,265
TOTAL SHORT-TERM INVESTMENTS (Cost $66,928,714)		66,934,900
TOTAL INVESTMENT SECURITIES — 118.1% (Cost $747,889,821)		733,080,312
OTHER ASSETS AND LIABILITIES — (18.1)%		(112,145,377)
TOTAL NET ASSETS — 100.0%		$620,934,935

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury Long Bonds	55	March 2024	$6,404,063	$21,541
U.S. Treasury Ultra Bonds	15	March 2024	1,845,000	8,877
			$8,249,063	$30,418
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	12	March 2024	$1,317,563	$971
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America Investment Grade Index Series 41	Sell	1.00%	12/20/28	$12,000,000	$146,627	$78,886	$225,513
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
AID	–	Agency for International Development
CDX	–	Credit Derivatives Indexes
Equivalent	–	Security whose payments are secured by the U.S. Treasury
FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Corporation
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
UMBS	–	Uniform Mortgage-Backed Securities
†Category is less than 0.05% of total net assets.
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $8,476,575. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $757,890, which represented 0.1% of total net assets.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $915,047.
(4)Collateral has been received at the custodian for collateral requirements on forward commitments. At the period end, the aggregate value of securities received was $322,984.
(5)Category includes securities purchased with cash collateral received at the custodian bank for collateral requirements on futures contracts. At the period end, the aggregate value of cash deposits received was $1,565,000.
(6)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $8,758,252, which includes securities collateral of $157,617.
(7)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$388,218,857	—
U.S. Treasury Securities and Equivalents	—	154,237,275	—
U.S. Government Agency Mortgage-Backed Securities	—	113,716,511	—
U.S. Government Agency Securities	—	7,906,615	—
Sovereign Governments and Agencies	—	2,066,154	—
Short-Term Investments	$8,600,635	58,334,265	—
	$8,600,635	$724,479,677	—
Other Financial Instruments
Futures Contracts	$31,389	—	—
Swap Agreements	—	$225,513	—
	$31,389	$225,513	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.